Long-term Debt	6 Months Ended
Jun. 30, 2011
Long-term Debt [Abstract]
Long-term Debt
Note 5 - Long-term Debt

	June 30, 2011	December 31, 2010
Note payable to a bank, which allows Delta to borrow up to $2,700,000, due in monthly payments of interest only, with interest at prime floating rate, with the principal balance due April 30, 2012, secured by assets of Delta (a)	$1,633,527	$1,658,527
Note payable due in monthly payments of $19,373, including interest at 6%, through March 2013, secured by assets of Delta	476,894	571,013
Note payable to a bank, due in monthly payments of $6,120, including interest at 8.25%, through August 9, 2012, secured by assets of Delta	86,571	108,442
Other secured notes with various terms	6,842	14,796
	2,203,834	2,352,778
Less current portion	(1,924,785)	(1,955,840)
	$279,049	$396,938

(a) During the three months ended June 30, 2011, this line of credit was renewed and the limit was increased from $2,000,000 to $2,700,000.

Principal repayment provisions of long-term debt are as follows at June 30, 2011:

2011	$149,521
2012	1,896,568
2013	157,745
Total	$2,203,834